Goodwill, Net (Tables)	12 Months Ended
May 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net

Goodwill, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Beginning balance	10,545	15,765
Acquisition	5,516	16,192
Exchange differences	(296)	1,454

Ending balance	15,765	33,411
Accumulated impairment	(1,682)	(1,682)

Goodwill, net	14,083	31,729